STOCKHOLDERS' DEFICIT - Common Shares (Details)				1 Months Ended	3 Months Ended		12 Months Ended
	May 05, 2023 shares	Oct. 06, 2022 shares	Jun. 07, 2021 USD ($) shares	Feb. 28, 2023 shares	Mar. 31, 2024 Vote $ / shares shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 08, 2021 shares	Oct. 31, 2021 shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized					18,000,000		18,000,000	18,000,000
Common stock, par value | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding					9,998,446		9,998,446	9,998,446
Common stock, shares issued					9,998,446		9,998,446	9,998,446
Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Issuance of shares, net of offering cost | $						$ 214,200	$ 214,200
Common stock, votes per share | Vote					1		1
Months to complete acquisition					33 months		27 months
Redemption period upon closure					10 days		10 days
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)					100.00%
Common Stock
STOCKHOLDERS' DEFICIT
Issuance of shares, net of offering cost (in shares)				20,000
Common Stock | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Issuance of shares, net of offering cost (in shares)	7,000	30,000		20,000		20,000	20,000
Issuance of shares, net of offering cost | $						$ 2	$ 2
Private Placement | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Common stock, shares issued									557,000	557,000
Sponsor | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)					100.00%		100.00%
Founder shares | Sponsor | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Issuance of shares, net of offering cost (in shares)			4,312,500
Issuance of shares, net of offering cost | $			$ 25,000
Shares subject to forfeiture										1,437,500
Common stock, shares outstanding										2,875,000
Common stock subject to possible redemption | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Common stock, par value | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, issued (in shares)					114,966		114,966	694,123
Common Stock Not Subject to Possible Redemption | Digital Health Acquisition Corp.
STOCKHOLDERS' DEFICIT
Common stock, shares authorized					50,000,000		50,000,000	50,000,000
Common stock, par value | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding					3,489,000		3,489,000	3,462,000
Common stock, shares issued					3,489,000		3,489,000	3,462,000